NON-CONTROLLING INTERESTS - Schedule of Net Change in Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2025
Disclosure of subsidiaries [line items]
Capital contributions		$ 3,770	$ 2,479	$ 2,993
Return of capital		923	317	140
Disposal		(1,140)	(38)	(449)
Distributions		(40)	(37)	(29)
Acquisitions through business combinations		(3,166)	3,056	414
Ownership changes		(650)		21
Isagen S.A. E.S.P.
Disclosure of subsidiaries [line items]
Ownership changes		$ 1,000
Percentage of voting equity interests acquired		15.00%			15.00%
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning balance	$ 26,168	$ 26,168
Net income (loss)		627	353	619
Capital contributions		3,770	2,479	2,993
Return of capital		923	317	140
Disposal		(1,140)	(38)	(449)
Acquisitions through business combinations		(3,166)		414
Ownership changes		(599)
Ending balance		24,164	26,168
Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	26,168	26,168	18,863	14,755
Net income (loss)		627	353	619
Other comprehensive income (loss)		1,984	2,551	1,364
Capital contributions		3,770	2,479	2,993
Return of capital		(923)	(317)	(140)
Disposal		(1,140)	(38)	(449)
Distributions		(2,314)	(891)	(1,428)
Distributions		(2,836)	(891)	(870)
Acquisitions through business combinations		(3,166)	3,056	414
Ownership changes		(599)
Other		(243)	112	735
Ending balance		$ 24,164	26,168	18,863
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties		78.00%
Beginning balance	51	$ 51
Net income (loss)		0	22	27
Ending balance		$ 0	$ 51
Brookfield Americas Infrastructure Fund | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		78.00%	78.00%
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	44	$ 44	$ 75	477
Net income (loss)		(1)	22	27
Other comprehensive income (loss)		(17)	(1)	(43)
Capital contributions		2	0	0
Return of capital		0	(21)	0
Disposal		0	0	(388)
Distributions		0	(31)	(25)
Acquisitions through business combinations		0	0	0
Ownership changes		0
Other		11	0	27
Ending balance		39	44	$ 75
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties				75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties				78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning balance	995	995
Net income (loss)		33	(11)	$ 27
Ending balance		641	995
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	2,011	2,011	2,463	2,617
Net income (loss)		39	(9)	64
Other comprehensive income (loss)		(400)	(323)	(96)
Capital contributions		0	0	0
Return of capital		(10)	(68)	0
Disposal		0	0	0
Distributions		(336)	(54)	(123)
Acquisitions through business combinations		0	0	0
Ownership changes		(131)
Other		(2)	2	1
Ending balance		$ 1,171	$ 2,011	$ 2,463
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		43.00%	43.00%	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		58.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		60.00%	60.00%	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning balance	1,621	$ 1,621
Net income (loss)		15	$ 4	$ 56
Ending balance		764	1,621
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	3,456	3,456	3,214	3,490
Net income (loss)		(18)	99	108
Other comprehensive income (loss)		(428)	272	356
Capital contributions		7	1	1
Return of capital		(473)	0	0
Disposal		0	0	(32)
Distributions		(843)	(107)	(695)
Acquisitions through business combinations		0	0	0
Ownership changes		(713)
Other		(13)	(23)	(14)
Ending balance		$ 975	$ 3,456	$ 3,214
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		35.00%	23.00%	69.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		69.00%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		71.00%	71.00%	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties				75.00%
Beginning balance	2,106	$ 2,106
Net income (loss)		132	$ 33	$ 43
Ending balance		$ 1,541	2,106
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		75.00%
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	2,106	$ 2,106	2,411	2,134
Net income (loss)		132	33	43
Other comprehensive income (loss)		44	(93)	235
Capital contributions		227	75	162
Return of capital		(209)	(13)	0
Disposal		(300)	0	0
Distributions		(471)	(299)	(172)
Acquisitions through business combinations		0	0	0
Ownership changes		0
Other		12	(8)	9
Ending balance		$ 1,541	$ 2,106	$ 2,411
Brookfield Infrastructure Fund IV | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			38.00%
Brookfield Infrastructure Fund IV | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		75.00%	75.00%
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Interests held by third parties		72.00%		71.00%
Beginning balance	1,955	$ 1,955
Net income (loss)		(80)	$ 63	$ 291
Ending balance		1,760	$ 1,955
Brookfield Infrastructure Fund V | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			72.00%
Brookfield Infrastructure Fund V | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	1,955	1,955	$ 917	0
Net income (loss)		(78)	52	291
Other comprehensive income (loss)		(59)	1,120	0
Capital contributions		1	53	410
Return of capital		(1)	(153)	(140)
Disposal		0	0	0
Distributions		(61)	(32)	0
Acquisitions through business combinations		0	0	0
Ownership changes		0
Other		3	(2)	356
Ending balance		1,760	1,955	$ 917
Brookfield Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties				3.00%
Brookfield Infrastructure Income Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	568	568	349	$ 481
Net income (loss)		39	3	(1)
Other comprehensive income (loss)		(69)	26	(2)
Capital contributions		250	190	6
Return of capital		0	0	(3)
Disposal		(216)	0	0
Distributions		(35)	(6)	(98)
Acquisitions through business combinations		0	0	0
Ownership changes		293
Other		262	6	(34)
Ending balance		$ 1,092	$ 568	349
Brookfield Infrastructure Income Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		3.00%
Brookfield Infrastructure Income Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			3.00%
Brookfield Infrastructure Income Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		25.00%
Brookfield Infrastructure Income Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			25.00%
Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Beginning balance	5,312	$ 5,312
Net income (loss)		307	$ 22	20
Ending balance		6,385	5,312
Brookfield Global Transition Fund I | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	5,312	5,312	3,682	1,461
Net income (loss)		308	22	20
Other comprehensive income (loss)		395	394	294
Capital contributions		751	1,217	2,045
Return of capital		(222)	(61)	0
Disposal		0	0	(26)
Distributions		(87)	(19)	(81)
Acquisitions through business combinations		0	0	0
Ownership changes		0
Other		(72)	77	(31)
Ending balance		$ 6,385	$ 5,312	$ 3,682
Brookfield Global Transition Fund I | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		77.00%
Brookfield Global Transition Fund I | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			77.00%	77.00%
Brookfield Global Transition Fund I | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		80.00%
Brookfield Global Transition Fund I | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%	80.00%
Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties				50.00%
Beginning balance	(9)	$ (9)
Net income (loss)		(56)	$ (8)	$ 0
Ending balance		727	(9)
Brookfield Global Transition Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	329	329	296	0
Net income (loss)		32	0	1
Other comprehensive income (loss)		526	12	(3)
Capital contributions		683	3	298
Return of capital		(7)	0
Disposal		0	0	0
Distributions		(39)	(68)	0
Acquisitions through business combinations		0	0	0
Ownership changes		0
Other		83	86	0
Ending balance		$ 1,607	$ 329	$ 296
Brookfield Global Transition Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		72.00%
Brookfield Global Transition Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		72.00%	57.00%
Brookfield Global Transition Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		80.00%
Brookfield Global Transition Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		77.00%	80.00%	51.00%
Neoen institutional partners | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	601	$ 601	$ 0
Net income (loss)		168	(8)
Other comprehensive income (loss)		550	0
Capital contributions		1,076	609
Return of capital		0	0
Disposal		0	0
Distributions		(68)	0
Acquisitions through business combinations		(194)	0
Ownership changes		0
Other		6	0
Ending balance		$ 2,139	$ 601	$ 0
Neoen institutional partners | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		24.00%
Neoen institutional partners | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			3.00%
Neoen institutional partners | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		38.00%
Neoen institutional partners | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			14.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties		50.00%	50.00%
Beginning balance	1,263	$ 1,263
Net income (loss)		22	$ 16	$ 16
Ending balance		$ 1,341	1,263
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		50.00%
Canadian Hydroelectric Portfolio | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties				50.00%
Beginning balance	1,219	$ 1,219	1,288	$ 1,148
Net income (loss)		22	14	15
Other comprehensive income (loss)		153	(43)	2
Capital contributions		1	0	0
Return of capital		0	0	0
Disposal		0	0	0
Distributions		(54)	(38)	(42)
Acquisitions through business combinations		0	0	0
Ownership changes		0
Other		0	(2)	165
Ending balance		$ 1,341	$ 1,219	$ 1,288
The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties		25.00%	25.00%	25.00%
Beginning balance	125	$ 125
Net income (loss)		14	$ 12	$ 7
Ending balance		$ 196	125
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		25.00%
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	125	$ 125	122	115
Net income (loss)		14	12	7
Other comprehensive income (loss)		64	(3)	3
Capital contributions		0	0	0
Return of capital		0	0	0
Disposal		0	0	0
Distributions		(7)	(6)	(3)
Acquisitions through business combinations		0	0	0
Ownership changes		0
Other		0	0	0
Ending balance		$ 196	$ 125	$ 122
Isagen institutional partners
Disclosure of subsidiaries [line items]
Interests held by third parties		54.00%	53.00%	53.00%
Isagen institutional partners | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	3,447	$ 3,447	$ 2,704	$ 2,159
Net income (loss)		99	100	98
Other comprehensive income (loss)		906	801	603
Capital contributions		576	0	0
Return of capital		0	0	0
Disposal		0	0	0
Distributions		(274)	(158)	(156)
Acquisitions through business combinations		0	0	0
Ownership changes		(120)
Other		(366)	0	0
Ending balance		$ 4,268	$ 3,447	$ 2,704
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties		0.30%	0.30%	0.30%
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	22	$ 22	$ 18	$ 14
Net income (loss)		0	1	1
Other comprehensive income (loss)		2	5	4
Capital contributions		0	0	0
Return of capital		0	0	0
Disposal		0	0	0
Distributions		0	(1)	(1)
Acquisitions through business combinations		0	0	0
Ownership changes		0
Other		0	(1)	0
Ending balance		24	22	18
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	4,973	4,973	1,324	659
Net income (loss)		(129)	12	(55)
Other comprehensive income (loss)		317	384	11
Capital contributions		196	331	71
Return of capital		(1)	(1)	3
Disposal		(624)	(38)	(3)
Distributions		(39)	(72)	(32)
Acquisitions through business combinations		(2,972)	3,056	414
Ownership changes		72
Other		(167)	(23)	256
Ending balance		$ 1,626	$ 4,973	$ 1,324
Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		1.30%	0.30%	0.30%
Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		57.00%	71.00%	72.00%
Neoen | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Ending balance	$ 194
Neoen | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	2.00%